Background of the Company (Details)	12 Months Ended
Dec. 31, 2019
Background of the Company (Textual)
Percentage of voting interests held by shareholders for election of directors (Director Voting Preferred Shares)	38.00%
Director Voting Participating Preferred Shares [Member]
Background of the Company (Textual)
Percentage of voting interests for electing directors	29.00%
Loral Space and Communications Inc. [Member]
Background of the Company (Textual)
Percentage of economic interests held indirectly	63.00%
Percentage of voting interests held indirectly	33.00%
Public Sector Pension Investment Board [Member]
Background of the Company (Textual)
Percentage of economic interests held indirectly	36.00%
Percentage of voting interests held indirectly	67.00%